Schedule of Investments (unaudited) July 31, 2020	iShares® J.P. Morgan EM Local Currency Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Foreign Government Obligations

Brazil — 7.4%
Brazil Letras do Tesouro Nacional
0.00%, 01/01/22(a)	BRL	17,524	$3,239,590
0.00%, 07/01/22(a)	BRL	15,000	2,708,067
0.00%, 07/01/23(a)	BRL	30,000	5,104,403
0.00%, 01/01/24(a)	BRL	22,000	3,611,164
Brazil Notas do Tesouro Nacional
Series F, 10.00%, 01/01/23	BRL	26,557	5,810,561
Series F, 10.00%, 01/01/25	BRL	24,399	5,564,026
Series F, 10.00%, 01/01/27	BRL	17,193	3,992,504
Series F, 10.00%, 01/01/29	BRL	9,263	2,190,413
Series F, 10.00%, 01/01/31	BRL	1,000	238,852
Brazilian Government International Bond
8.50%, 01/05/24	BRL	500	108,173
10.25%, 01/10/28	BRL	1,420	326,219
12.50%, 01/05/22	BRL	707	154,187

			33,048,159

Chile — 4.4%
Bonos de la Tesoreria de la Republica en pesos
2.50%, 03/01/25	CLP	1,150,000	1,601,499
4.00%, 03/01/23(b)(c)	CLP	1,460,000	2,103,658
4.50%, 03/01/26	CLP	2,700,000	4,134,513
4.70%, 09/01/30(b)(c)	CLP	2,225,000	3,533,436
5.00%, 03/01/35	CLP	2,650,000	4,397,656
6.00%, 01/01/43	CLP	2,090,000	4,123,061

			19,893,823

China — 7.4%
China Government Bond
1.99%, 04/09/25	CNY	12,510	1,738,027
2.68%, 05/21/30	CNY	13,620	1,903,547
2.85%, 06/04/27	CNY	5,650	803,090
2.94%, 10/17/24	CNY	16,470	2,380,515
3.12%, 12/05/26	CNY	18,900	2,731,970
3.13%, 11/21/29	CNY	28,130	4,052,988
3.19%, 04/11/24	CNY	20,830	3,034,414
3.22%, 12/06/25	CNY	25,410	3,712,118
3.25%, 06/06/26	CNY	20,680	3,018,174
3.25%, 11/22/28	CNY	22,650	3,290,829
3.29%, 10/18/23	CNY	22,730	3,327,910
3.29%, 05/23/29	CNY	20,990	3,060,381

			33,053,963

Colombia — 4.2%
Colombia Government International Bond, 9.85%, 06/28/27	COP	745,000	250,664
Colombian TES
5.75%, 11/03/27	COP	2,105,500	584,539
6.00%, 04/28/28	COP	11,091,900	3,109,346
6.25%, 11/26/25	COP	5,636,100	1,659,852
7.00%, 05/04/22	COP	10,139,900	2,915,527
7.00%, 06/30/32	COP	6,515,700	1,829,962
7.25%, 10/18/34	COP	5,940,800	1,678,410
7.50%, 08/26/26	COP	8,400,400	2,602,535
7.75%, 09/18/30	COP	5,458,100	1,661,070
10.00%, 07/24/24	COP	8,136,400	2,709,231

			19,001,136

Czech Republic — 4.5%
Czech Republic Government Bond 0.25%, 02/10/27	CZK	34,860	1,513,549

Security	Par (000)		Value

Czech Republic (continued)
0.45%, 10/25/23(c)	CZK	33,060	$1,489,402
0.95%, 05/15/30(c)	CZK	37,660	1,704,776
1.00%, 06/26/26(c)	CZK	46,880	2,143,520
1.20%, 03/13/31	CZK	22,790	1,053,529
2.00%, 10/13/33	CZK	38,550	1,951,755
2.40%, 09/17/25(c)	CZK	39,750	1,946,234
2.50%, 08/25/28(c)	CZK	43,880	2,230,181
2.75%, 07/23/29	CZK	31,470	1,650,446
3.85%, 09/29/21(c)	CZK	32,750	1,539,948
4.70%, 09/12/22(c)	CZK	27,780	1,371,290
5.70%, 05/25/24(c)	CZK	30,480	1,647,603

			20,242,233

Dominican Republic — 4.3%
Dominican Republic International Bond
8.90%, 02/15/23(c)	DOP	529,750	8,869,710
9.75%, 06/05/26(c)	DOP	639,250	10,663,539

			19,533,249

Hungary — 4.5%
Hungary Government Bond
1.75%, 10/26/22	HUF	579,510	2,035,032
2.50%, 10/27/21	HUF	216,210	761,338
2.50%, 10/24/24	HUF	622,510	2,256,194
2.75%, 12/22/26	HUF	557,540	2,063,423
3.00%, 06/26/24	HUF	442,420	1,628,819
3.00%, 10/27/27	HUF	607,770	2,278,386
3.00%, 08/21/30	HUF	487,340	1,808,150
3.25%, 10/22/31	HUF	240,370	913,039
5.50%, 06/24/25	HUF	512,500	2,116,451
6.00%, 11/24/23	HUF	429,590	1,711,765
6.75%, 10/22/28	HUF	282,400	1,331,089
7.00%, 06/24/22	HUF	325,530	1,253,459

			20,157,145

Indonesia — 7.9%
Indonesia Treasury Bond
5.63%, 05/15/23	IDR	20,533,000	1,420,434
6.13%, 05/15/28	IDR	23,496,000	1,547,356
6.50%, 06/15/25	IDR	34,793,000	2,436,702
6.63%, 05/15/33	IDR	16,767,000	1,085,261
7.00%, 05/15/22	IDR	21,359,000	1,517,074
7.00%, 05/15/27	IDR	22,863,000	1,599,627
7.00%, 09/15/30	IDR	38,339,000	2,661,409
7.50%, 08/15/32	IDR	7,610,000	531,657
7.50%, 06/15/35	IDR	11,967,000	837,895
7.50%, 05/15/38	IDR	15,632,000	1,076,038
8.13%, 05/15/24	IDR	21,224,000	1,564,180
8.25%, 05/15/29	IDR	22,717,000	1,698,329
8.25%, 06/15/32	IDR	8,396,000	616,761
8.25%, 05/15/36	IDR	20,595,000	1,516,413
8.38%, 03/15/24	IDR	27,875,000	2,065,805
8.38%, 09/15/26	IDR	24,637,000	1,856,212
8.38%, 03/15/34	IDR	37,324,000	2,782,683
8.38%, 04/15/39	IDR	18,883,000	1,407,818
8.75%, 05/15/31	IDR	16,167,000	1,240,208
9.00%, 03/15/29	IDR	25,574,000	1,981,109
9.50%, 07/15/31	IDR	5,720,000	458,384
10.50%, 08/15/30	IDR	6,985,000	593,247
11.00%, 09/15/25	IDR	8,194,000	676,286
Perusahaan Penerbit SBSN Indonesia 6.63%, 10/15/24	IDR	11,181,000	784,489

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® J.P. Morgan EM Local Currency Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Indonesia (continued)
8.25%, 09/15/23	IDR	8,832,000	$639,282
8.88%, 11/15/31	IDR	13,500,000	1,023,766

			35,618,425

Malaysia — 4.4%
Malaysia Government Bond
3.48%, 03/15/23	MYR	3,759	920,611
3.48%, 06/14/24	MYR	1,666	413,455
3.50%, 05/31/27	MYR	6,599	1,677,064
3.62%, 11/30/21	MYR	2,340	564,446
3.73%, 06/15/28	MYR	2,777	716,355
3.76%, 04/20/23	MYR	1,950	481,205
3.80%, 08/17/23	MYR	2,620	650,250
3.83%, 07/05/34	MYR	2,042	527,973
3.89%, 08/15/29	MYR	6,179	1,613,608
3.90%, 11/30/26	MYR	1,355	350,494
3.90%, 11/16/27	MYR	3,857	1,006,777
3.91%, 07/15/26	MYR	2,014	519,056
3.96%, 09/15/25	MYR	5,406	1,386,626
4.06%, 09/30/24	MYR	3,201	813,650
4.18%, 07/15/24	MYR	3,282	835,555
4.76%, 04/07/37	MYR	3,424	961,486
Malaysia Government Investment Issue
3.47%, 10/15/30	MYR	1,201	304,881
3.66%, 10/15/24	MYR	2,142	536,921
3.73%, 03/31/26	MYR	2,700	687,577
3.95%, 04/14/22	MYR	2,154	525,246
4.09%, 11/30/23	MYR	2,600	653,219
4.13%, 08/15/25	MYR	3,955	1,019,952
4.13%, 07/09/29	MYR	3,126	825,183
4.26%, 07/26/27	MYR	2,796	741,039
4.37%, 10/31/28	MYR	3,793	1,014,109

			19,746,738

Mexico — 7.6%
Mexican Bonos
6.75%, 03/09/23	MXN	29,300	1,387,961
7.25%, 12/09/21	MXN	43,480	2,029,676
7.50%, 06/03/27	MXN	59,885	3,016,416
8.50%, 05/31/29	MXN	57,900	3,108,844
8.50%, 11/18/38	MXN	39,505	2,142,878
10.00%, 12/05/24	MXN	56,923	3,070,798
10.00%, 11/20/36	MXN	20,123	1,235,182
Series M, 5.75%, 03/05/26	MXN	52,162	2,411,434
Series M, 6.50%, 06/09/22	MXN	74,923	3,493,944
Series M, 7.75%, 05/29/31	MXN	40,507	2,084,827
Series M, 7.75%, 11/23/34	MXN	19,000	977,900
Series M, 7.75%, 11/13/42	MXN	43,840	2,192,178
Series M, 8.00%, 12/07/23	MXN	48,615	2,409,744
Series M, 8.00%, 09/05/24	MXN	56,100	2,818,651
Series M, 8.00%, 11/07/47	MXN	34,151	1,745,169

			34,125,602

Peru — 4.4%
Peru Government Bond
5.35%, 08/12/40(b)(c)	PEN	3,752	1,102,495
5.40%, 08/12/34(b)(c)	PEN	5,180	1,600,082
5.70%, 08/12/24	PEN	2,714	900,764
5.94%, 02/12/29(b)(c)	PEN	7,807	2,652,083
6.15%, 08/12/32(b)(c)	PEN	7,061	2,371,629
6.35%, 08/12/28	PEN	8,181	2,841,046
6.90%, 08/12/37	PEN	8,542	2,994,538

Security	Par (000)		Value

Peru (continued)
6.95%, 08/12/31	PEN	8,398	$3,011,930
8.20%, 08/12/26	PEN	6,186	2,332,795

			19,807,362

Philippines — 4.5%
Philippine Government International Bond
3.90%, 11/26/22	PHP	309,000	6,369,242
6.25%, 01/14/36	PHP	530,000	13,828,916

			20,198,158

Poland — 4.8%
Republic of Poland Government Bond
2.25%, 04/25/22	PLN	7,776	2,161,918
2.25%, 10/25/24	PLN	5,744	1,654,295
2.50%, 01/25/23	PLN	6,817	1,935,099
2.50%, 04/25/24	PLN	5,487	1,586,674
2.50%, 07/25/26	PLN	8,746	2,568,593
2.50%, 07/25/27	PLN	6,668	1,967,780
2.75%, 04/25/28	PLN	6,300	1,891,933
2.75%, 10/25/29	PLN	5,719	1,741,041
3.25%, 07/25/25	PLN	5,929	1,789,433
4.00%, 10/25/23	PLN	5,587	1,676,272
5.75%, 10/25/21	PLN	3,375	967,636
5.75%, 09/23/22	PLN	4,932	1,481,576

			21,422,250

Romania — 4.5%
Romania Government Bond
3.25%, 04/29/24	RON	5,565	1,344,887
3.40%, 03/08/22	RON	5,355	1,311,844
3.50%, 12/19/22	RON	6,225	1,525,674
3.65%, 09/24/31	RON	2,650	611,737
4.00%, 10/27/21	RON	5,745	1,418,620
4.25%, 06/28/23	RON	6,280	1,566,376
4.40%, 09/25/23	RON	2,520	632,728
4.50%, 06/17/24	RON	5,775	1,456,786
4.75%, 02/24/25	RON	8,000	2,030,532
4.85%, 04/22/26	RON	7,680	1,972,790
5.00%, 02/12/29	RON	8,605	2,249,868
5.80%, 07/26/27	RON	8,060	2,193,445
5.85%, 04/26/23	RON	6,500	1,685,636

			20,000,923

Russia — 4.4%
Russian Federal Bond — OFZ
6.00%, 10/06/27	RUB	76,886	1,062,930
6.50%, 02/28/24	RUB	48,482	689,739
6.90%, 05/23/29	RUB	54,154	787,611
7.00%, 12/15/21	RUB	61,167	852,625
7.00%, 01/25/23	RUB	45,284	645,585
7.00%, 08/16/23	RUB	42,159	605,755
7.05%, 01/19/28	RUB	59,753	877,062
7.10%, 10/16/24	RUB	74,677	1,091,670
7.15%, 11/12/25	RUB	62,129	914,030
7.25%, 05/10/34	RUB	85,094	1,270,118
7.40%, 12/07/22	RUB	76,477	1,096,477
7.40%, 07/17/24	RUB	74,913	1,102,166
7.60%, 07/20/22	RUB	88,509	1,263,009
7.65%, 04/10/30	RUB	49,893	759,564
7.70%, 03/23/33	RUB	100,764	1,553,025
7.70%, 03/16/39	RUB	44,785	703,609
7.75%, 09/16/26	RUB	82,744	1,260,240
7.95%, 10/07/26	RUB	66,927	1,028,356

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® J.P. Morgan EM Local Currency Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Russia (continued)
8.15%, 02/03/27	RUB	74,310	$1,153,714
8.50%, 09/17/31	RUB	58,340	948,989

			19,666,274

South Africa — 4.6%
Republic of South Africa Government Bond
6.25%, 03/31/36	ZAR	19,688	766,340
6.50%, 02/28/41	ZAR	18,316	681,686
7.00%, 02/28/31	ZAR	22,759	1,099,495
7.75%, 02/28/23	ZAR	28,071	1,769,328
8.00%, 01/31/30	ZAR	45,799	2,481,195
8.25%, 03/31/32	ZAR	29,169	1,489,982
8.50%, 01/31/37	ZAR	32,743	1,544,805
8.75%, 01/31/44	ZAR	36,079	1,647,529
8.75%, 02/28/48	ZAR	55,004	2,497,755
8.88%, 02/28/35	ZAR	30,683	1,539,748
9.00%, 01/31/40	ZAR	21,549	1,029,860
10.50%, 12/21/26	ZAR	57,557	3,884,205

			20,431,928

Thailand — 5.6%
Thailand Government Bond
1.45%, 12/17/24	THB	34,493	1,129,925
1.60%, 12/17/29	THB	9,060	297,942
1.60%, 06/17/35	THB	17,785	572,093
1.88%, 06/17/22	THB	40,106	1,307,314
2.00%, 12/17/22	THB	46,016	1,513,642
2.13%, 12/17/26	THB	47,951	1,636,483
2.40%, 12/17/23	THB	50,407	1,697,627
2.88%, 12/17/28	THB	30,629	1,106,083
2.88%, 06/17/46	THB	39,316	1,460,597
3.30%, 06/17/38	THB	41,555	1,626,400
3.40%, 06/17/36	THB	42,169	1,669,957
3.63%, 06/16/23	THB	41,163	1,422,886
3.65%, 12/17/21	THB	51,267	1,699,930
3.65%, 06/20/31	THB	48,527	1,897,860
3.78%, 06/25/32	THB	58,827	2,354,362
3.85%, 12/12/25	THB	50,450	1,857,834
4.26%, 12/12/37(c)	THB	470	19,905
4.88%, 06/22/29	THB	46,725	1,952,879

			25,223,719

Turkey — 3.9%
Turkey Government Bond
7.10%, 03/08/23	TRY	11,320	1,449,161
8.00%, 03/12/25	TRY	8,298	1,016,881

Security	Par/ Shares (000)		Value

Turkey (continued)
8.50%, 09/14/22	TRY	7,662	$1,041,250
9.00%, 07/24/24	TRY	10,261	1,336,378
9.20%, 09/22/21	TRY	6,779	958,889
9.50%, 01/12/22	TRY	5,051	706,632
10.40%, 03/20/24	TRY	4,792	654,347
10.50%, 08/11/27	TRY	8,925	1,148,952
10.60%, 02/11/26	TRY	12,987	1,738,838
10.70%, 08/17/22	TRY	9,501	1,336,769
11.00%, 03/02/22	TRY	11,067	1,576,130
11.00%, 02/24/27	TRY	10,733	1,424,762
12.20%, 01/18/23	TRY	8,954	1,292,522
12.40%, 03/08/28	TRY	7,471	1,055,435
16.20%, 06/14/23	TRY	5,427	854,542

			17,591,488

Uruguay — 4.5%
Uruguay Government International Bond
8.50%, 03/15/28(c)	UYU	401,435	9,244,966
9.88%, 06/20/22(c)	UYU	449,649	10,756,798

			20,001,764

Total Foreign Government Obligations — 97.8% (Cost: $450,081,489)			438,764,339

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(d)(e)		190	190,000

Total Short-Term Investments — 0.0% (Cost: $190,000)			190,000

Total Investments in Securities — 97.8% (Cost: $450,271,489)			438,954,339

Other Assets, Less Liabilities — 2.2%			9,705,874

Net Assets — 100.0%			$448,660,213

(a)	Zero-coupon bond.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment CompanyAct of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$6,933,000	$—	$(6,743,000	)(a)	$—	$—	$190,000	190	$21,771	$—

(a)	Represents net amount purchased (sold).

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® J.P. Morgan EM Local Currency Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Foreign Government Obligations	$—	$438,764,339	$—	$438,764,339
Money Market Funds	190,000	—	—	190,000

	$190,000	$438,764,339	$—	$438,954,339

Currency Abbreviations

BRL	Brazilian Real

CLP	Chilean Peso

CNY	Chinese Yuan

COP	Colombian Peso

CZK	Czech Koruna

DOP	Dominican Peso

HUF	Hungarian Forint

IDR	Indonesian Rupiah

MXN	Mexican Peso

MYR	Malaysian Ringgit

PEN	Peru Nuevo Sol

PHP	Philippine Peso

PLN	Polish Zloty

RON	Romanian Leu

RUB	New Russian Ruble

THB	Thai Baht

TRY	Turkish Lira

UYU	Uruguayan Peso

ZAR	South African Rand

4